Inventory (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30,	December 31,
	2021	2020
Work in progress	$534	$391
Finished goods’	406	871
Total inventory	$940	$1,262